Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of intangible assets and goodwill
	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2024
Intangible assets under development	-	49,149	-	49,149
Software license	20 to 50	37,347	(17,756)	19,591
Database	10	800	(707)	93
Goodwill	-	923,439	-	923,439
Customer portfolio	10	135,848	(122,650)	13,198
Non-compete	20	2,697	(2,695)	2
Brands and patents	-	29	-	29
Platform	20	517,851	(205,253)	312,598
Total		1,667,160	(349,061)	1,318,099

	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2023
Intangible assets under development	-	47,124	-	47,124
Software license	20 to 50	32,217	(10,085)	22,132
Database	20 to 50	800	(627)	173
Goodwill	-	923,439	-	923,439
Customer portfolio	10	135,848	(111,186)	24,662
Non-compete	-	2,697	(1,954)	743
Brands and patents	-	29	-	29
Platform	10 to 20	470,235	(141,210)	329,025
Total		1,612,389	(265,062)	1,347,327

Schedule of change in intangible assets and goodwill
	Average annual amortization rates %	December 31, 2023	Additions	Transfers	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2024
Intangible asset in progress		47,124	50,672	(47,959)	(1,117)	(369)	798	49,149
Software license		32,217	3,827	1,265	-	38	-	37,347
Database		800	-	-	-	-	-	800
Goodwill		923,439	-	-	-	-	-	923,439
Customer portfolio		135,848	-	-	-	-	-	135,848
Non-compete		2,697	-	-	-	-	-	2,697
Brands and patents		29	-	-	-	-	-	29
Platform		470,235	-	46,694	-	922	-	517,851
Cost		1,612,389	54,499	-	(1,117)	591	798	1,667,160
Software license	20 – 50	(10,085)	(7,660)	-	-	(11)	-	(17,756)
Database	10	(627)	(80)	-	-	-	-	(707)
Customer portfolio	10	(111,186)	(11,464)	-	-	-	-	(122,650)
Non-compete	20	(1,954)	(741)	-	-	-	-	(2,695)
Platform	20	(141,210)	(63,923)	-	-	(120)	-	(205,253)
(-) Accumulated amortizations		(265,062)	(83,868)	-	-	(131)	-	(349,061)
Total		1,347,327	(29,369)	-	(1,117)	460	798	1,318,099

	Average annual amortization rates %	December 31, 2022	Additions	Transfers	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2023
Intangible asset in progress		41,707	47,253	(40,714)	(5)	522	(1,639)	47,124
Software license		10,112	5,403	18,888	(2,186)	-	-	32,217
Database		800	-	-	-	-	-	800
Goodwill		923,439	-	-	-	-	-	923,439
Customer portfolio		131,448	-	4,400	-	-	-	135,848
Non-compete		2,697	-	-	-	-	-	2,697
Brands and patents		29	-	-	-	-	-	29
Platform		452,814	-	17,421	-	-	-	470,235
Cost		1,563,046	52,656	(5)	(2,191)	522	(1,639)	1,612,389
Software license	20 – 50	(5,135)	(6,465)	139	1,376	-	-	(10,085)
Database	10	(547)	(80)	-	-	-	-	(627)
Customer portfolio	10	(94,967)	(13,652)	(2,567)	-	-	-	(111,186)
Non-compete	20	(1,146)	(808)	-	-	-	-	(1,954)
Platform	10 - 20	(84,019)	(59,624)	2,433	-	-	-	(141,210)
(-) Accumulated amortizations		(185,814)	(80,629)	5	1,376	-	-	(265,062)
Total		1,377,232	(27,973)	-	(815)	522	(1,639)	1,347,327

Schedule of key assumptions used in the estimation of the recoverable amount
	2024	2023	2022
CPaaS CGU
Weighted average annual revenue growth	2.43%	19.37%	3.55%
Weighted average annual growth of variable cost	3.61%	20.06%	(4.51)%
Weighted average cost of capital (WACC)	15.54%	15.69%	15.44%
Growth in terminal value	3.5%	3.5%	3.25%

SaaS CGU
Weighted average annual revenue growth	21.95%	25.87%	36.86%
Weighted average annual growth of variable cost	(1.20)%	18.88%	22.94%
Weighted average cost of capital (WACC)	15.54%	15.69%	15.44%
Growth in terminal value	5.00%	5.00%	3.25%